Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,250,000,000	1,250,000,000	1,250,000,000
Common stock, shares issued	29,156,890	21,192,807	20,367,500
Common stock, shares outstanding	29,156,890	21,192,807	20,367,500